EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus dated April 1, 2023

1.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summary”

Portfolio Managers

Aidan M. Farrell, Managing Director of MSIM Fund Management (Ireland) Limited (“MSIM FMIL”), who has managed the Fund since its inception in December 2015.

Allen J. Mayer, Executive Director of Morgan Stanley and Vice President of EVAIL, has managed the Fund since February 1, 2024.

2.	The following replaces the eighth paragraph under “Management.” in “Management and Organization”:

The Fund is managed by Aiden M. Farrell and Allen J. Mayer. Mr. Farrell has managed the Fund since it commenced operations in December 2015. Mr. Farrell manages other Eaton Vance portfolios. Prior to joining MSIM FMIL, as a Managing Director, in October 2021, Mr. Farrell held similar positions at EVGA and EVAIL (2017-2021). Mr. Mayer has managed the Fund since February 1, 2024. Mr. Mayer is an Executive Director of Morgan Stanley and a Vice President of EVAIL, and has been an employee of the Eaton Vance organization for more than five years.

February 1, 2024	43314 2.1.24

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Statement of Additional Information dated April 1, 2023

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Aidan M. Farrell
Registered Investment Companies(1)	3	$ 489.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Allen J. Mayer(2)
Registered Investment Companies(1)	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

(1) Includes the Fund.

(2) As of December 31, 2023

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Aidan M. Farrell	None	None
Allen J. Mayer (1)	None	None

(1) As of December 31, 2023

February 1, 2024